Dynavax Purchase (Details) - Dynavax Technologies $ in Thousands	1 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 USD ($) Milestone
Asset Acquisition [Line Items]
Upfront payment				$ 9,000
Payment for asset acquisition		$ 4,000	$ 5,000
Number of commercial milestones | Milestone					4
Maximum aggregate milestone payments per development milestone					$ 170,000
Royalties as a percentage of net sales, under sales threshold					10
Royalties, sales threshold amount					$ 1,000,000
Royalties as a percentage of sales, over threshold amount					12
Commercial Milestone
Asset Acquisition [Line Items]
Maximum aggregate milestone payments per development milestone					$ 80,000
Commercial Milestone, First Commercial Sale of Product
Asset Acquisition [Line Items]
Milestone amount	$ 10,000				10,000
Commercial Milestone, $250,000 Annual Sales
Asset Acquisition [Line Items]
Milestone amount	20,000				20,000
Sales milestone	250,000				250,000
Commercial Milestone, $500,000 Annual Sales
Asset Acquisition [Line Items]
Milestone amount	20,000				20,000
Sales milestone	500,000				500,000
Commercial Milestone, $1,000,000 Annual Sales
Asset Acquisition [Line Items]
Milestone amount	30,000				30,000
Sales milestone	1,000,000				1,000,000
Minimum
Asset Acquisition [Line Items]
Payments for milestone	$ 1,000				1,000
Maximum
Asset Acquisition [Line Items]
Payments for milestone					$ 10,000